Share capital - Disclosure of objectives, policies and processes for managing capital (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Long-term debt	$ 410,435	$ 400,429	$ 349,042
Total equity	1,780,061	1,841,032	$ 1,493,446
Undrawn revolving credit facility	436,610	336,340
Total capital	$ 2,627,106	$ 2,577,801